UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England

13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick Degorce
Title:   Principal
Phone:   44-020-7150-1400


Signature, Place and Date of Signing:

 /s/ Patrick Degorce           London, England              August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:  $660,636
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number  Name

1.     028-14311             Theleme Master Fund Ltd.

----  -----------------      --------------------------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012

COLUMN 1                      COLUMN  2  COLUMN 3    COLUMN 4      COLUMN 5        COL 6    COL 7            COLUMN 8

                              TITLE OF               VALUE      SHRS OR  SH/ PUT/  INVSMT   OTHR          VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL  DSCRTN   MGRS       SOLE      SHARED    NONE
CANADIAN PAC RY LTD           COM        13645T100   97,248    1,327,434 SH        DEFINED    1      1,327,434
CME GROUP INC                 COM        12572Q105   73,006      272,300 SH        DEFINED    1        272,300
FORTUNE BRANDS HOME & SEC IN  COM        34964C106   50,655    2,274,600 SH        DEFINED    1      2,274,600
MASCO CORP                    COM        574599106   46,853    3,378,002 SH        DEFINED    1      3,378,002
TEMPUR PEDIC INTL INC         COM        88023U101   44,527    1,903,679 SH        DEFINED    1      1,903,679
WELLS FARGO & CO NEW          COM        949746101   75,240    2,250,000     CALL  DEFINED    1      2,250,000
WELLS FARGO & CO NEW          COM        949746101  273,106    8,167,047 SH        DEFINED    1      8,167,047




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